SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ROU assets	$ 24,613	$ 119,429
Restatement | ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ROU assets	24,613	119,425
Total lease payment liability	$ 0	$ 103,396